Consolidated Statements of (Loss) Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]
Income Statement [Abstract]
Revenue	$ 2,029,238	$ 1,312,315
Cost of revenue (excluding depreciation and amortization)	(459,164)	(247,497)
Gross profit (excluding depreciation and amortization)	1,570,074	1,064,818
General and administrative	(984,194)	(437,886)
Sales and marketing	(292,963)	(154,358)
Research and development	(39,995)	(25,180)
Operating income	252,922	447,394
Net earnings (loss) from associates	1,068	(2,569)
Net financing charges	(363,884)	(158,332)
(Loss) earnings before income taxes	(109,894)	286,493
Income tax recovery (expense)	988	(27,208)
Net (loss) earnings	(108,906)	259,285
Net (loss) earnings attributable to
Shareholders of The Stars Group Inc.	(102,452)	259,231
Non-controlling interest	(6,454)	54
Net (loss) earnings	$ (108,906)	$ 259,285
(Loss) earnings per Common Share (U.S. dollars)
Basic	$ (0.49)	$ 1.77
Diluted	$ (0.49)	$ 1.27
Weighted average Common Shares outstanding (thousands)
Basic	208,269,905	146,818,764
Diluted	208,269,905	203,707,589

[1]	Certain amounts were reclassified in the comparative period. See note 2.